Restricted cash	12 Months Ended
Dec. 31, 2024
Restricted cash
Restricted cash
7	Restricted cash

As of December 31, 2023, all the restricted cash represented bank balances held in restricted bank accounts pursuant to certain bank borrowings (Note 18). Restricted cash carried fixed interest at a weighted average rate of 3.14% per annum, out of which US$9,204 (US$9,197 was related to the continuing operations) and US$17,552 are denominated in US$ and RMB, respectively.

No restricted cash was held by the Company as of December 31, 2024.